Leases - Schedule of Lease Expense (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Lease Expense [Abstract]
Operating leases expense excluding short-term lease expense	¥ 228,284	¥ 251,303	¥ 286,964
Short-term lease expense	74,653	8,160	32,655
Total	¥ 302,937	¥ 259,463	¥ 319,619